Intangible assets and goodwill (Details) - EUR (€) € in Thousands	Jun. 30, 2023	Jun. 30, 2022
Intangible assets with finite life
Software and license	€ 806	€ 745
Intangible assets with indefinite life
Trademark	15,585	15,585
Goodwill	138,892	138,892
Total intangible assets and goodwill	€ 155,283	€ 155,223